1(212) 318-6052

christophertafone@paulhastings.com

July 29, 2013

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	SunAmerica Specialty Series (the “Trust”)

Ladies and Gentlemen:

Transmitted herewith for filing is a Registration Statement on Form N-14 for the above referenced Trust. As indicated on the facing page, the Trust proposes that the filing become effective on August 28, 2013, pursuant to Rule 488(a) under the Securities Act of 1933. This Registration Statement is being filed in connection with the proposed reorganizations of the Focused Large-Cap Growth Portfolio, a series of SunAmerica Series, Inc., and the SunAmerica Value Fund, a series of SunAmerica Equity Funds, into Focused Alpha Large-Cap Fund, a series of the Trust.

Please call the undersigned at (212) 318-6052 with any questions or comments you may have regarding the filing. Thank you.

Very truly yours,

/s/ Christopher J. Tafone

Christopher J. Tafone

for PAUL HASTINGS LLP

cc: John E. McLean, Esq., SunAmerica Asset Management Corp.

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